Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 37,696
Cash ﬂows
Proceeds from issuance of borrowings	4,400	kr 4,851	kr 911
Repayment of borrowings	(8,643)	(4,476)	(1,748)
Lease payments	(2,417)	(2,990)
Non-cash changes
Closing balance	30,160	37,696
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	47,578	43,523
Cash ﬂows
Proceeds from issuance of borrowings	4,400	4,851
Repayment of borrowings	(8,643)	(4,476)
Lease payments	(2,417)	(2,990)
Non-cash changes
Effect of foreign exchange movement	(4,030)	1,748
Revaluation due to changes in credit risk	(99)	651
Other changes in fair value	136	343
Acquisition of new lease contracts	2,604	2,300
Reclassiﬁcation		1,767
Other non-cash movements	(69)	(139)
Closing balance	kr 39,460	kr 47,578	kr 43,523